Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities carried at fair value measured - Nukkleus Inc.[Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities carried at fair value measured [Line Items]
Customer digital currency assets	$ 393,045	$ 248,214	$ 1,168,349
Customer digital currency liabilities	393,045	248,214	1,168,349
Quoted Price in Active Markets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities carried at fair value measured [Line Items]
Customer digital currency assets
Customer digital currency liabilities
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities carried at fair value measured [Line Items]
Customer digital currency assets	393,045	248,214	1,168,349
Customer digital currency liabilities	393,045	248,214	1,168,349
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities carried at fair value measured [Line Items]
Customer digital currency assets
Customer digital currency liabilities